UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS U.S. Bond Index Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 18.9%
Consumer Discretionary 1.3%
British Sky Broadcasting Group PLC, 6.875%, 2/23/2009	50,000	51,165
CBS Corp., 7.7%, 7/30/2010	200,000	212,316
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	90,000	100,876
Comcast Cable Communications LLC:
6.2%, 11/15/2008	100,000	100,978
6.875%, 6/15/2009	60,000	61,648
Comcast Cable Holdings LLC, 7.125%, 2/15/2028	100,000	102,985
Comcast Corp.:
5.85%, 1/15/2010	25,000	25,398
5.85%, 11/15/2015	50,000	49,586

6.5%, 1/15/2017	75,000	77,367
Cox Communications, Inc., 7.875%, 8/15/2009	50,000	52,289
Gannett Co., Inc., 6.375%, 4/1/2012 (a)	50,000	51,381
Home Depot, Inc.:
4.625%, 8/15/2010	100,000	97,491
5.4%, 3/1/2016	100,000	93,690
Kimberly-Clark Corp., 5.625%, 2/15/2012	50,000	50,584
Lowe's Companies, Inc., 5.0%, 10/15/2015	75,000	70,594
Macy's, 7.45%, 7/15/2017	150,000	156,971
News America Holdings, Inc., 9.25%, 2/1/2013	100,000	115,816
News America, Inc.:
5.3%, 12/15/2014	75,000	72,965
6.4%, 12/15/2035	50,000	48,288
R.R. Donnelley & Sons Co., 5.5%, 5/15/2015	25,000	24,240
Target Corp., 5.875%, 3/1/2012 (a)	200,000	204,782
Time Warner Cable, Inc., 144A, 5.85%, 5/1/2017	125,000	121,526
Time Warner, Inc.:
6.625%, 5/15/2029	10,000	9,794
6.75%, 4/15/2011	150,000	155,909
6.875%, 5/1/2012	100,000	104,928
6.95%, 1/15/2028	30,000	30,694
7.7%, 5/1/2032	25,000	27,450
Viacom, Inc.:
6.25%, 4/30/2016	25,000	25,066
6.875%, 4/30/2036	100,000	99,583
Walt Disney Co.:
Series B, 5.875%, 12/15/2017	50,000	50,786
6.2%, 6/20/2014	75,000	78,365
6.375%, 3/1/2012 (a)	25,000	26,173
Yum! Brands, Inc., 6.25%, 4/15/2016	50,000	50,064

		2,601,748
Consumer Staples 1.3%
Altria Group, Inc., 7.75%, 1/15/2027	25,000	30,714
Anheuser Busch Companies, Inc., 4.95%, 1/15/2014 (a)	100,000	97,155
Bottling Group LLC:
5.0%, 11/15/2013	50,000	49,111
5.5%, 4/1/2016	25,000	25,034
Coca-Cola Co., 5.75%, 3/15/2011	25,000	25,562

Coca-Cola Enterprises, Inc.:
6.75%, 9/15/2028 (a)	50,000	53,321
7.125%, 8/1/2017	50,000	55,458
8.5%, 2/1/2022	75,000	92,596
ConAgra Foods, Inc., 7.125%, 10/1/2026	100,000	106,085
Coors Brewing Co., 6.375%, 5/15/2012	1,000	1,048
Costco Wholesale Corp., 5.5%, 3/15/2017	125,000	122,297
CVS Caremark Corp.:
4.0%, 9/15/2009	50,000	48,981
5.75%, 6/1/2017	50,000	48,803
6.25%, 6/1/2027	50,000	48,456
Diageo Capital PLC:
5.125%, 1/30/2012	25,000	24,739
5.5%, 9/30/2016	125,000	122,141
Fortune Brands, Inc., 4.875%, 12/1/2013 (a)	50,000	47,535
General Mills, Inc.:
5.7%, 2/15/2017	50,000	49,178

6.0%, 2/15/2012	48,000	49,066
H.J. Heinz Finance Co.:
6.0%, 3/15/2012	25,000	25,467
6.625%, 7/15/2011 (a)	25,000	26,081
Kellogg Co.:
Series B, 6.6%, 4/1/2011	50,000	52,190
Series B, 7.45%, 4/1/2031 (a)	50,000	56,534
Kraft Foods, Inc.:
4.0%, 10/1/2008	100,000	98,831
5.625%, 11/1/2011	50,000	50,314
6.25%, 6/1/2012	40,000	41,298
6.5%, 8/11/2017	100,000	103,295
Kroger Co., 8.0%, 9/15/2029	50,000	55,502
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	27,446
Procter & Gamble Co., 6.875%, 9/15/2009	200,000	207,900
Reynolds American, Inc., 7.625%, 6/1/2016	50,000	53,235
Safeway, Inc.:
6.5%, 11/15/2008	90,000	91,491
6.5%, 3/1/2011	80,000	83,694
Unilever Capital Corp., 7.125%, 11/1/2010	50,000	53,114
Wal-Mart Stores, Inc.:
4.55%, 5/1/2013	100,000	96,375
5.25%, 9/1/2035	300,000	263,094
6.875%, 8/10/2009	100,000	103,369

		2,586,510
Energy 1.2%
Alabama Power Co.:
5.5%, 10/15/2017	100,000	98,268
5.7%, 2/15/2033 (a)	50,000	46,893
Alberta Energy Co., Ltd.:
7.375%, 11/1/2031	50,000	54,972
7.65%, 9/15/2010	10,000	10,657
Anadarko Finance Co., Series B, 6.75%, 5/1/2011	25,000	26,134
Anadarko Petroleum Corp., 5.95%, 9/15/2016	100,000	99,041
Apache Corp., 6.0%, 1/15/2037	100,000	96,259
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	56,973
Canadian Natural Resources Ltd.:
5.45%, 10/1/2012	25,000	25,122
5.7%, 5/15/2017	100,000	97,618
6.25%, 3/15/2038	25,000	24,117
Conoco Funding Co., 6.35%, 10/15/2011	100,000	104,244
Conoco, Inc., 6.95%, 4/15/2029	150,000	164,974
DCP Midstream LP, 8.125%, 8/16/2030 (a)	25,000	28,851
Devon Financing Corp., 6.875%, 9/30/2011	100,000	105,710
EnCana Corp., 4.75%, 10/15/2013	50,000	47,580
Enterprise Products Operating LP:
Series B, 5.6%, 10/15/2014	50,000	48,977
Series B, 6.875%, 3/1/2033 (a)	25,000	25,559
Exelon Generation Co., LLC, 6.95%, 6/15/2011	25,000	26,182
Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011	60,000	62,458
Marathon Oil Corp., 6.0%, 7/1/2012	50,000	51,299
Nexen, Inc., 7.875%, 3/15/2032	50,000	58,101
Occidental Petroleum Corp., 6.75%, 1/15/2012	100,000	105,881
Pemex Project Funding Master Trust:
7.375%, 12/15/2014	100,000	109,959
7.875%, 2/1/2009	50,000	51,631

9.125%, 10/13/2010	150,000	165,825
Petro-Canada, 5.95%, 5/15/2035	100,000	94,714
PPL Energy Supply LLC, 6.4%, 11/1/2011	25,000	25,795
Spectra Energy Capital LLC, 7.5%, 10/1/2009	50,000	52,159
Suncor Energy, Inc., 5.95%, 12/1/2034	50,000	47,683
TransCanada PipeLines Ltd., 5.85%, 3/15/2036	50,000	47,749
Union Pacific Resources Group, Inc., 7.5%, 10/15/2026	60,000	63,780
Valero Energy Corp.:
6.625%, 6/15/2037	35,000	35,521
6.875%, 4/15/2012	50,000	52,687
7.5%, 4/15/2032	25,000	27,424
Weatherford International Ltd., 5.5%, 2/15/2016	50,000	48,275
XTO Energy, Inc.:
5.3%, 6/30/2015	50,000	48,067
6.25%, 4/15/2013	25,000	25,695
6.25%, 8/1/2017	100,000	101,525

		2,464,359
Financials 9.7%
ACE INA Holdings, Inc., 6.7%, 5/15/2036	50,000	51,485
Allstate Corp.:
5.35%, 6/1/2033	50,000	44,162
7.2%, 12/1/2009	100,000	104,612
American Express Co., 5.25%, 9/12/2011	250,000	249,197
American General Finance Corp.:
Series I, 3.875%, 10/1/2009	100,000	97,965
Series H, 5.375%, 10/1/2012	75,000	73,822
American International Group, Inc.:
4.25%, 5/15/2013	100,000	94,052
5.05%, 10/1/2015	100,000	95,438
Apache Finance Canada, 7.75%, 12/15/2029	25,000	28,837
Archstone-Smith Operating Trust, (REIT), 5.25%, 5/1/2015	75,000	72,055
Asian Development Bank, 4.5%, 9/4/2012	250,000	248,717
Assurant, Inc., 5.625%, 2/15/2014	25,000	24,421
Avalonbay Communities, 6.125%, 11/1/2012 (a)	30,000	30,795
Axa, 8.6%, 12/15/2030	50,000	59,507
AXA Financial, Inc., 7.75%, 8/1/2010	100,000	107,266
Bank of America Corp.:
5.125%, 11/15/2014	100,000	97,814
5.75%, 8/15/2016	100,000	99,799
5.875%, 2/15/2009 (a)	50,000	50,487
6.25%, 4/15/2012 (a)	150,000	155,414
7.8%, 2/15/2010	325,000	343,644
Bank of New York Mellon Corp., 7.3%, 12/1/2009	65,000	68,081
Bank of Tokyo-Mitsubishi NY, 7.4%, 6/15/2011	10,000	10,748
Bank One Corp.:
7.625%, 10/15/2026	50,000	56,743
7.75%, 7/15/2025	100,000	114,198
7.875%, 8/1/2010	50,000	53,496
Barclays Bank PLC, 7.4%, 12/15/2009	60,000	63,604
BB&T Capital Trust II, 6.75%, 6/7/2036	25,000	25,614
BB&T Corp., 5.2%, 12/23/2015	150,000	143,422
Bear Stearns Companies, Inc., 4.5%, 10/28/2010	175,000	169,673
Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013	150,000	144,338
BHP Billiton Finance Ltd., 5.4%, 3/29/2017	150,000	146,253
Boeing Capital Corp., 6.1%, 3/1/2011 (a)	110,000	113,546
Boston Properties, Inc., 6.25%, 1/15/2013	50,000	50,779

British Transco Finance, Inc., 6.625%, 6/1/2018	100,000	106,654
Capital One Bank, 5.75%, 9/15/2010	100,000	101,013
Caterpillar Financial Services Corp., Series F, 4.75%, 2/17/2015	50,000	47,180
Charter One Bank NA, 6.375%, 5/15/2012 (a)	10,000	10,304
China Development Bank, 5.0%, 10/15/2015 (a)	50,000	48,302
Chubb Corp.:
6.0%, 11/15/2011 (a)	10,000	10,149
6.0%, 5/11/2037	75,000	71,606
CIT Group, Inc.:
5.0%, 11/24/2008	75,000	73,531
5.65%, 2/13/2017	100,000	92,908
6.0%, 4/1/2036	150,000	132,673
Citigroup, Inc.:
5.0%, 9/15/2014	150,000	144,588
5.125%, 5/5/2014	100,000	97,396
5.25%, 2/27/2012	50,000	49,989
5.3%, 1/7/2016	100,000	97,496
5.5%, 2/15/2017	100,000	98,212
5.875%, 2/22/2033 (a)	100,000	95,494
6.0%, 8/15/2017	50,000	51,161
6.0%, 10/31/2033	100,000	97,425
6.5%, 1/18/2011	150,000	155,967
6.625%, 6/15/2032	75,000	78,313
7.25%, 10/1/2010	50,000	52,793
Corp. Andina de Fomento:
5.2%, 5/21/2013	75,000	74,071
6.875%, 3/15/2012	10,000	10,594
Countrywide Home Loans, Inc., Series L, 4.0%, 3/22/2011	100,000	89,537
Credit Suisse (USA), Inc.:
4.875%, 1/15/2015	150,000	142,962
5.125%, 8/15/2015 (a)	25,000	24,090
5.375%, 3/2/2016	50,000	48,826
6.125%, 11/15/2011	100,000	102,990
6.5%, 1/15/2012	150,000	156,763
7.125%, 7/15/2032	50,000	56,430
Daimler Finance North America LLC:
6.5%, 11/15/2013	75,000	77,769
7.2%, 9/1/2009	150,000	155,377
8.0%, 6/15/2010	150,000	160,246
Deutsche Telekom International Finance BV:
5.25%, 7/22/2013 (a)	100,000	97,895
5.75%, 3/23/2016 (a)	100,000	98,819
8.0%, 6/15/2010	50,000	53,559
Diageo Finance BV, 5.5%, 4/1/2013	50,000	49,602
Dow Capital BV, 9.2%, 6/1/2010	50,000	54,969
ERP Operating LP, 6.625%, 3/15/2012	125,000	128,935
European Investment Bank:
4.0%, 3/3/2010	250,000	248,141
4.625%, 5/15/2014 (a)	450,000	440,099
5.125%, 5/30/2017 (a)	50,000	50,132
FIA Credit Services NA, 4.625%, 8/3/2009	50,000	49,725
Fifth Third Bancorp:
4.5%, 6/1/2018	50,000	44,047
5.45%, 1/15/2017	25,000	23,920
FleetBoston Financial Corp.:
6.875%, 1/15/2028	45,000	48,246

7.375%, 12/1/2009	65,000	68,173
Fund American Co., Inc., 5.875%, 5/15/2013	50,000	49,298
GE Insurance Solutions Corp., 6.45%, 3/1/2019	50,000	51,825
General Electric Capital Corp.:
Series A, 4.625%, 9/15/2009	63,000	62,592
Series A, 4.875%, 3/4/2015	125,000	120,096
Series A, 5.0%, 1/8/2016 (a)	150,000	145,352
5.45%, 1/15/2013	200,000	201,871
Series A, 5.875%, 2/15/2012	200,000	205,262
6.0%, 6/15/2012	200,000	206,229
Series A, 6.75%, 3/15/2032	100,000	110,097
6.875%, 11/15/2010	50,000	52,780
Genworth Financial, Inc., 6.15%, 11/15/2066	75,000	70,132
Hartford Financial Services Group, Inc.:
4.625%, 7/15/2013	50,000	47,671
5.95%, 10/15/2036	25,000	23,713
Health Care Property Investors, Inc., (REIT), 6.0%, 1/30/2017	50,000	47,750
HSBC Bank USA, 4.625%, 4/1/2014	50,000	46,664
HSBC Finance Corp.:
4.75%, 7/15/2013	100,000	95,173
5.0%, 6/30/2015	50,000	47,216
5.5%, 1/19/2016	100,000	97,105
5.875%, 2/1/2009	100,000	100,766
6.375%, 10/15/2011	50,000	51,636
6.75%, 5/15/2011	125,000	130,371
7.0%, 5/15/2012	100,000	105,138
HSBC Holdings PLC, 7.5%, 7/15/2009	150,000	156,981
ING Groep NV, 5.775%, 12/29/2049	75,000	70,863
Inter-American Development Bank, 7.375%, 1/15/2010	250,000	266,149
International Finance Corp.:
4.75%, 4/25/2012	50,000	49,664
5.125%, 5/2/2011	50,000	51,015
International Lease Finance Corp.:
3.5%, 4/1/2009	25,000	24,484
Series R, 5.55%, 9/5/2012	100,000	99,934
Series R, 5.65%, 6/1/2014	50,000	49,443
5.875%, 5/1/2013	100,000	100,395
iStar Financial, Inc., (REIT), 5.15%, 3/1/2012	75,000	69,397
John Deere Capital Corp.:
6.0%, 2/15/2009	35,000	35,434
7.0%, 3/15/2012	100,000	106,911
John Hancock Financial Services, Inc., 5.625%, 12/1/2008	25,000	25,199
JPMorgan Chase & Co.:
6.125%, 6/27/2017 (a)	50,000	50,976
6.75%, 2/1/2011	100,000	105,062
7.125%, 6/15/2009	100,000	103,249
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	250,565
KeyBank National Association, 5.45%, 3/3/2016	25,000	24,348
KeyCorp., Series G, 4.7%, 5/21/2009	100,000	100,360
Korea Development Bank, 4.625%, 9/16/2010	100,000	98,980
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 6/29/2037	500,000	101,040
4.125%, 10/15/2014	150,000	145,487
4.25%, 6/15/2010	110,000	109,796
7.0%, 3/1/2013	275,000	304,779
Landwirtschaftliche Rentenbank:
3.875%, 3/15/2010 (a)	250,000	246,716

5.125%, 2/1/2017	100,000	99,963
Lehman Brothers Holdings, Inc.:
Series G, 4.8%, 3/13/2014	225,000	209,295
Series I, 5.25%, 2/6/2012	50,000	48,965
5.75%, 1/3/2017	100,000	96,105
6.625%, 1/18/2012	100,000	103,241
6.875%, 7/17/2037	50,000	49,599
Marsh & McLennan Companies, Inc., 5.375%, 7/15/2014 (a)	50,000	48,249
Marshall & Ilsley Corp., 4.375%, 8/1/2009	50,000	49,551
MBIA, Inc., 9.375%, 2/15/2011	125,000	132,461
Mellon Funding Corp., 5.0%, 12/1/2014	50,000	47,743
Merrill Lynch & Co., Inc.:
Series C, 4.79%, 8/4/2010	50,000	49,181
5.0%, 2/3/2014	25,000	23,957
Series C, 5.0%, 1/15/2015	25,000	23,684
6.0%, 2/17/2009	250,000	251,732
Series C, 6.05%, 8/15/2012	200,000	205,064
6.22%, 9/15/2026	50,000	48,968
6.5%, 7/15/2018	50,000	51,838
MetLife, Inc.:
5.0%, 6/15/2015	100,000	95,337
6.125%, 12/1/2011	25,000	25,902
6.4%, 12/15/2036	25,000	23,771
Morgan Stanley:
3.875%, 1/15/2009	150,000	147,734
4.75%, 4/1/2014	325,000	305,279
5.3%, 3/1/2013	100,000	98,423
5.45%, 1/9/2017	100,000	96,429
6.6%, 4/1/2012	100,000	103,859
National Australia Bank Ltd., Series A, 8.6%, 5/19/2010	50,000	54,779
National City Corp., 4.9%, 1/15/2015	100,000	94,356
National Westminster Bank PLC, 7.375%, 10/1/2009	50,000	52,672
Nationwide Financial Services, 5.9%, 7/1/2012	25,000	25,313
NiSource Finance Corp., 5.45%, 9/15/2020	75,000	69,119
Oesterreichische Kontrollbank AG, 4.5%, 3/9/2015	150,000	144,944
Ontario Electricity Financial Corp, 7.45%, 3/31/2013	50,000	56,235
Principal Life Income Fundings, 5.1%, 4/15/2014	25,000	24,968
ProLogis (REIT):
5.5%, 3/1/2013	20,000	19,657
5.75%, 4/1/2016 (a)	25,000	24,104
Protective Life Secured Trust, Series 2004-A, 4.0%, 4/1/2011	25,000	24,143
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	100,000	96,400
Series B, 5.75%, 7/15/2033	25,000	23,017
Regions Financial Corp., 6.375%, 5/15/2012	50,000	51,603
Royal Bank of Canada, 5.65%, 7/20/2011	50,000	51,251
Royal Bank of Scotland Group PLC:
5.0%, 11/12/2013	50,000	50,269
5.05%, 1/8/2015	100,000	96,259
7.648%, 8/31/2049	50,000	52,314
Santander Central Hispano Issuances, 7.625%, 9/14/2010	50,000	53,530
Simon Property Group LP (REIT):
5.1%, 6/15/2015	50,000	46,990
5.25%, 12/1/2016	100,000	93,559
6.35%, 8/28/2012 (a)	100,000	102,396
SLM Corp.:
Series A, 4.0%, 1/15/2009	150,000	144,572

Series A, 5.0%, 10/1/2013	25,000	21,830
Svensk Exportkredit AB:
Series C, 4.0%, 6/15/2010	100,000	98,809
Series D, 4.875%, 9/29/2011	100,000	100,460
Swiss Bank Corp., 7.0%, 10/15/2015	100,000	110,230
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	50,000	48,008
5.15%, 1/15/2014	100,000	97,023
5.35%, 1/15/2016	100,000	96,542
5.5%, 11/15/2014	200,000	196,659
6.125%, 2/15/2033	50,000	48,995
6.45%, 5/1/2036	225,000	219,542
6.6%, 1/15/2012	100,000	104,793
6.65%, 5/15/2009	15,000	15,382
6.875%, 1/15/2011	50,000	52,331
7.35%, 10/1/2009	50,000	52,214
The International Bank for Reconstruction & Development:
4.75%, 2/15/2035	25,000	23,228
5.0%, 4/1/2016	50,000	50,706
8.625%, 10/15/2016	100,000	125,507
The Travelers Cos., Inc.:
6.25%, 6/15/2037	50,000	48,230
6.75%, 6/20/2036	50,000	50,777
Toyota Motor Credit Corp., 5.5%, 12/15/2008	30,000	30,149
UBS AG Stamford Branch, Series 10, 5.875%, 7/15/2016	50,000	51,675
UFJ Finance Aruba AEC, 6.75%, 7/15/2013	150,000	155,251
US Bank National Association:
4.8%, 4/15/2015	100,000	94,250
6.375%, 8/1/2011	100,000	104,150
Verizon Global Funding Corp.:
7.75%, 12/1/2030	100,000	115,669
7.75%, 6/15/2032	100,000	115,418
Wachovia Bank NA:
4.875%, 2/1/2015	75,000	70,945
5.0%, 8/15/2015	200,000	188,639
Wachovia Corp.:
4.875%, 2/15/2014	50,000	48,159
5.625%, 10/15/2016	100,000	98,777
5.75%, 6/15/2017	50,000	50,189
6.15%, 3/15/2009	100,000	101,445
Washington Mutual, Inc., 5.25%, 9/15/2017 (a)	20,000	18,353
Wells Fargo & Co.:
4.95%, 10/16/2013	50,000	48,554
5.0%, 11/15/2014	50,000	48,195
5.125%, 9/15/2016	50,000	48,078
5.375%, 2/7/2035	50,000	44,975
Wells Fargo Bank NA:
6.45%, 2/1/2011	75,000	77,833
7.55%, 6/21/2010	200,000	212,187
Wells Fargo Financial, Inc., 5.5%, 8/1/2012	25,000	25,257
Western Union Co.:
5.93%, 10/1/2016	50,000	49,316
6.2%, 11/17/2036	25,000	24,086
XL Capital Ltd., Series E, 6.5%, 12/31/2049	50,000	46,701

		19,693,316

Health Care 0.7%
Aetna, Inc., 6.625%, 6/15/2036	50,000	50,858
Amgen, Inc., 4.85%, 11/18/2014	25,000	23,727
AstraZeneca PLC, 5.9%, 9/15/2017	150,000	152,260
Baxter International, Inc., 4.625%, 3/15/2015	25,000	23,391
Bristol-Myers Squibb Co., 5.875%, 11/15/2036	50,000	47,689
Genentech, Inc., 4.75%, 7/15/2015	50,000	47,143
Johnson & Johnson, 6.95%, 9/1/2029	50,000	57,692
McKesson Corp., 5.7%, 3/1/2017	50,000	48,825
Medtronic, Inc., Series B, 4.75%, 9/15/2015	25,000	23,464
Merck & Co, Inc., 6.4%, 3/1/2028	250,000	256,277
Pharmacia Corp., 6.6%, 12/1/2028	75,000	81,386
Quest Diagnostics, Inc., 6.95%, 7/1/2037	25,000	25,732
Schering-Plough Corp.:
5.55%, 12/1/2013	50,000	49,664
6.75%, 12/1/2033	25,000	26,305
UnitedHealth Group, Inc.:
4.875%, 4/1/2013	25,000	24,342
5.0%, 8/15/2014	150,000	144,437
WellPoint Health Networks, Inc., 6.375%, 1/15/2012	100,000	103,790
Wyeth:
5.5%, 2/15/2016	50,000	48,980
5.95%, 4/1/2037	150,000	144,753

		1,380,715
Industrials 1.1%
3M Co., 5.7%, 3/15/2037 (a)	25,000	24,441
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	75,000	73,329
Boeing Co., 5.125%, 2/15/2013	50,000	49,779
Burlington Northern Santa Fe Corp., 5.9%, 7/1/2012	100,000	102,521
Canadian National Railway Co., 4.4%, 3/15/2013	100,000	94,882
Caterpillar, Inc.:
6.05%, 8/15/2036	50,000	50,063
7.3%, 5/1/2031	120,000	138,204
CRH America, Inc., 5.3%, 10/15/2013	100,000	94,971
CSX Corp., 6.0%, 10/1/2036 (a)	100,000	93,634
D.R. Horton, Inc., 6.5%, 4/15/2016	40,000	35,036
FedEx Corp., 9.65%, 6/15/2012	50,000	59,120
General Dynamics Corp., 5.375%, 8/15/2015 (a)	100,000	99,299
Honeywell International, Inc.:
5.3%, 3/15/2017 (a)	50,000	48,730
5.7%, 3/15/2036	50,000	47,184
5.7%, 3/15/2037	25,000	23,836
7.5%, 3/1/2010	25,000	26,497
Lennar Corp., Series B, 5.6%, 5/31/2015	50,000	43,017
Lockheed Martin Corp., Series B, 6.15%, 9/1/2036	50,000	50,539
M.D.C. Holdings, Inc., 5.375%, 7/1/2015 (a)	25,000	22,491
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	87,237
6.2%, 4/15/2009	50,000	50,786
7.8%, 5/15/2027	4,000	4,546
Norfolk Southern Railway Co., 9.75%, 6/15/2020	40,000	52,437
Northrop Grumman Corp., 7.125%, 2/15/2011	100,000	106,177
Pulte Homes, Inc., 6.375%, 5/15/2033	100,000	75,992
Raytheon Co., 7.2%, 8/15/2027	75,000	84,068
Republic Services, Inc., 7.125%, 5/15/2009	10,000	10,401
Union Pacific Corp.:

6.65%, 1/15/2011	50,000	51,573
7.0%, 2/1/2016	50,000	52,793
United Technologies Corp.:
4.875%, 5/1/2015	50,000	48,131
6.1%, 5/15/2012	50,000	52,093
6.35%, 3/1/2011	25,000	26,172
7.125%, 11/15/2010	50,000	53,000
Waste Management, Inc.:
6.5%, 11/15/2008	50,000	50,648
7.0%, 7/15/2028	50,000	51,606
Xerox Corp., 6.75%, 2/1/2017	100,000	102,355

		2,137,588
Information Technology 0.3%
Cisco Systems, Inc., 5.5%, 2/22/2016	150,000	148,997
Hewlett-Packard Co., 6.5%, 7/1/2012 (a)	50,000	52,654
International Business Machines Corp.:
4.75%, 11/29/2012	100,000	98,386
6.5%, 1/15/2028 (a)	125,000	131,207
Motorola, Inc., 7.625%, 11/15/2010	8,000	8,495
Oracle Corp., 5.25%, 1/15/2016	100,000	97,374
Pitney Bowes, Inc., 3.875%, 6/15/2013	100,000	91,970
Scana Corp.:
6.25%, 2/1/2012	60,000	61,667
6.875%, 5/15/2011 (a)	25,000	26,139

		716,889
Materials 0.5%
Alcan, Inc.:
4.5%, 5/15/2013	100,000	95,212
4.875%, 9/15/2012	10,000	9,847
5.2%, 1/15/2014	25,000	24,513
Alcoa, Inc.:
6.0%, 1/15/2012	25,000	25,497
7.375%, 8/1/2010	100,000	106,111
Dow Chemical Co., 6.0%, 10/1/2012	100,000	102,506
E.I. du Pont de Nemours & Co., 6.875%, 10/15/2009	150,000	155,479
Meadwestvaco Corp., 6.85%, 4/1/2012	70,000	72,829
Monsanto Co., 5.5%, 8/15/2025	25,000	22,846
Praxair, Inc., 3.95%, 6/1/2013 (a)	50,000	46,505
Vale Overseas Ltd.:
6.25%, 1/23/2017	50,000	50,560
6.875%, 11/21/2036	100,000	103,027
Weyerhaeuser Co., 6.75%, 3/15/2012	150,000	155,727

		970,659
Telecommunication Services 1.5%
Ameritech Capital Funding, 6.55%, 1/15/2028	100,000	97,579
AT&T Mobility LLC, 6.5%, 12/15/2011	75,000	78,293
AT&T, Inc.:
5.1%, 9/15/2014	25,000	24,192
5.875%, 8/15/2012	150,000	153,537
6.8%, 5/15/2036	50,000	53,514
8.0%, 11/15/2031	20,000	24,334
BellSouth Corp.:
5.2%, 9/15/2014 (a)	100,000	97,333
5.2%, 12/15/2016	250,000	240,277
6.0%, 11/15/2034	100,000	96,266

British Telecommunications PLC:
8.625%, 12/15/2010	50,000	55,047
9.125%, 12/15/2030	70,000	92,694
Embarq Corp.:
7.082%, 6/1/2016	75,000	77,752
7.995%, 6/1/2036	25,000	26,637
France Telecom SA:
7.75%, 3/1/2011	75,000	80,619
8.5%, 3/1/2031	75,000	96,398
GTE North, Inc., 5.65%, 11/15/2008	100,000	100,357
Koninklijke (Royal) KPN NV:
8.0%, 10/1/2010	25,000	26,891
8.375%, 10/1/2030	50,000	57,562
Motorola, Inc., 7.5%, 5/15/2025	50,000	51,895
New Cingular Wireless Services, Inc., 7.875%, 3/1/2011	100,000	108,201
Sprint Capital Corp.:
6.875%, 11/15/2028	295,000	284,704
6.9%, 5/1/2019	25,000	25,099
8.375%, 3/15/2012	75,000	82,578
Sprint Nextel Corp., 6.0%, 12/1/2016	50,000	48,026
Telecom Italia Capital:
5.25%, 10/1/2015	150,000	142,399
6.375%, 11/15/2033	75,000	72,382
Telefonica Emisiones SAU, 6.421%, 6/20/2016	125,000	128,269
Telefonica Europe BV, 7.75%, 9/15/2010	125,000	133,475
Verizon Communications Inc., 5.55%, 2/15/2016	100,000	99,012
Verizon New York, Inc., Series A, 6.875%, 4/1/2012	25,000	26,335
Verizon Virginia, Inc., 4.625%, 3/15/2013	100,000	96,531
Vodafone Group PLC:
5.0%, 12/16/2013	100,000	96,180
5.0%, 9/15/2015	50,000	47,178
6.15%, 2/27/2037	75,000	71,969
7.75%, 2/15/2010	50,000	52,791

		3,046,306
Utilities 1.3%
American Electric Power Co., Inc., 5.25%, 6/1/2015	100,000	95,563
Arizona Public Service, 6.5%, 3/1/2012	25,000	25,900
Atmos Energy Corp., 4.95%, 10/15/2014	25,000	23,608
Cleveland Electric Illuminating Co., Series D, 7.88%, 11/1/2017	75,000	85,366
Consolidated Edison Co. of New York:
4.875%, 2/1/2013	50,000	48,532
6.2%, 6/15/2036	125,000	124,025
Constellation Energy Group, 4.55%, 6/15/2015 (a)	30,000	27,210
Detroit Edison Co., 5.7%, 10/1/2037 (a)	50,000	46,244
Dominion Resources, Inc., Series C, 5.15%, 7/15/2015	50,000	47,535
DTE Energy Co., 7.05%, 6/1/2011	50,000	52,640
Duke Energy Corp., 5.3%, 10/1/2015	75,000	73,429
Duke Energy Indiana, Inc., 5.0%, 9/15/2013 (a)	50,000	48,061
Emerson Electric Co., 4.75%, 10/15/2015	75,000	70,873
Exelon Corp.:
5.625%, 6/15/2035	25,000	22,386
6.75%, 5/1/2011	50,000	51,974
Florida Power & Light Co., 4.95%, 6/1/2035	50,000	42,547
General Electric Co., 5.0%, 2/1/2013	100,000	99,127
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	100,000	129,248
KeySpan Corp., 8.0%, 11/15/2030	50,000	58,983

KeySpan Gas East Corp., 7.875%, 2/1/2010	25,000	26,452
MidAmerican Energy Holdings Co.:
5.875%, 10/1/2012	25,000	25,386
6.125%, 4/1/2036	50,000	48,539
144A, 6.5%, 9/15/2037	100,000	101,080
National Rural Utilities Cooperative Finance Corp., 8.0%, 3/1/2032	100,000	119,087
NSTAR Electric Co., 4.875%, 4/15/2014	25,000	23,784
Pacific Gas & Electric Co., 6.05%, 3/1/2034	150,000	147,314
Progress Energy, Inc.:
6.85%, 4/15/2012	35,000	36,848
7.1%, 3/1/2011	42,000	44,172
PSE&G Power LLC, 5.5%, 12/1/2015	150,000	145,400
Public Service Co. of Colorado, 4.875%, 3/1/2013	75,000	72,390
Puget Sound Energy, Inc., 5.483%, 6/1/2035	25,000	21,932
Scottish Power PLC, 5.375%, 3/15/2015	150,000	146,368
Sempra Energy:
6.0%, 2/1/2013	25,000	25,664
7.95%, 3/1/2010	25,000	26,457
Southern California Edison Co.:
6.0%, 1/15/2034 (a)	50,000	49,228
6.65%, 4/1/2029 (a)	100,000	104,476
Southern California Gas Co., 5.75%, 11/15/2035	50,000	47,541
Southern Union Co., 8.25%, 11/15/2029	50,000	55,533
United Utilities PLC, 5.375%, 2/1/2019 (a)	30,000	27,937
Wisconsin Energy Corp., 6.5%, 4/1/2011	50,000	51,944
Xcel Energy, Inc., 6.5%, 7/1/2036	75,000	74,623

		2,595,406

Total Corporate Bonds (Cost $38,491,511)		38,193,496
Asset Backed 1.0%
Automobile Receivables 0.2%
Chase Manhattan Auto Owner Trust, "A4", Series 2006-B, 5.11%, 4/15/2014	100,000	99,941
Daimler Chrysler Auto Trust, "A4", Series 2006-C, 4.98%, 11/8/2011	100,000	99,830
Honda Auto Receivables Owner Trust, "A3", Series 2007-1, 5.1%, 3/18/2011	200,000	200,157
Nissan Auto Receivables Owner Trust, "A4", Series 2005-C, 4.31%, 3/15/2011	100,000	98,800

		498,728
Credit Card Receivables 0.5%
Capital One Multi-Asset Execution Trust, "A7", Series 2005-A7, 4.7%, 6/15/2015	100,000	98,469
Chase Issuance Trust, "A4", Series 2005-A4, 4.23%, 1/15/2013	50,000	49,283
Citibank Credit Card Issuance Trust:
"A10", Series 2003-A10, 4.75%, 12/10/2015	100,000	97,391
"A8", Series 2004-A8, 4.9%, 12/12/2016	100,000	97,376
Citibank Credit Card Master Trust I, "A", Series 1999-2, 5.875%, 3/10/2011	100,000	101,423
MBNA Credit Card Master Note Trust, "A1", Series 2006-A1, 4.9%, 7/15/2011	200,000	200,226
MBNA Credit Card Master Trust:
"A", Series 1999-B, 5.9%, 8/15/2011	50,000	50,781
"A", Series 1999-J, 7.0%, 2/15/2012	200,000	208,292

		903,241
Home Equity Loans 0.2%
Chase Funding Mortgage Loan, "1A4", Series 2004-2, 5.323%, 2/25/2035	100,000	98,920
Countrywide Asset-Backed Certificates:
"AF3", Series 2005-1, 4.575%, 7/25/2035	37,175	36,870
"A6", Series 2006-S9, 5.588%, 8/25/2036	100,000	96,936

GMAC Mortgage Corp. Loan Trust, "A5", Series 2004-HE5, 4.865%, 9/25/2034	100,000	97,748

		330,474
Miscellaneous 0.1%
Centerpoint Energy Transition II, "A4", Series 2005-A, 5.17%, 8/1/2019	100,000	99,592
Detroit Edison Securitization Funding LLC, "A3", Series 2001-1, 5.875%, 3/1/2010	18,882	18,940
Oncor Electric Delivery Transition Bond Co., "A3", Series 2003-1, 4.95%, 2/15/2015	100,000	100,807

		219,339

Total Asset Backed (Cost $1,964,622)		1,951,782
Government & Agency Obligations 36.1%
Sovereign Bonds 1.2%
Canadian Government, 5.25%, 11/5/2008 (a)	100,000	101,010
Government of Malaysia, 8.75%, 6/1/2009	10,000	10,589
Kingdom of Sweden, 12.0%, 2/1/2010	220,000	256,644
Province of British Columbia, 5.375%, 10/29/2008	50,000	50,488
Province of Manitoba, 5.5%, 10/1/2008	200,000	202,059
Province of Nova Scotia, 5.75%, 2/27/2012	50,000	51,928
Province of Ontario:
4.375%, 2/15/2013	100,000	96,815
4.5%, 2/3/2015 (a)	150,000	145,174
Province of Quebec:
5.125%, 11/14/2016	50,000	50,019
5.75%, 2/15/2009	50,000	50,876
Series NN, 7.125%, 2/9/2024	100,000	117,510
Series PD, 7.5%, 9/15/2029 (a)	100,000	124,447
Republic of Chile, 6.875%, 4/28/2009	10,000	10,284
Republic of Italy:
4.5%, 1/21/2015	250,000	241,245
5.375%, 6/15/2033	100,000	97,370
6.875%, 9/27/2023 (a)	200,000	223,583
United Mexican States:
6.375%, 1/16/2013	350,000	368,025
Series A, 6.75%, 9/27/2034 (a)	41,000	44,587
Series A, 9.875%, 2/1/2010	190,000	211,375

		2,454,028
US Government Sponsored Agencies 10.3%
Federal Home Loan Bank:
3.875%, 6/14/2013 (a)	1,000,000	958,630
4.5%, 11/15/2012	1,000,000	994,143
4.875%, 5/14/2010	5,000,000	5,053,615
5.375%, 8/19/2011 (a)	1,000,000	1,028,800
Federal Home Loan Mortgage Corp.:
4.125%, 7/12/2010 (a)	1,000,000	992,157
4.25%, 7/15/2009	2,000,000	1,994,288
4.5%, 1/15/2013 (a)	500,000	495,793
5.0%, 6/11/2009 (a)	1,700,000	1,715,630
5.25%, 5/21/2009	2,000,000	2,025,456
6.75%, 9/15/2029	3,000	3,578
7.0%, 3/15/2010 (a)	450,000	476,749
Federal National Mortgage Association:
4.25%, 5/15/2009	750,000	748,057
4.875%, 5/18/2012 (a)	1,300,000	1,314,782
5.0%, 5/11/2017 (a)	1,000,000	1,000,813
5.25%, 1/15/2009 (a)	500,000	504,598
6.25%, 5/15/2029 (a)	450,000	505,222

7.125%, 1/15/2030 (a)	50,000	61,997
7.25%, 5/15/2030	650,000	818,871

		20,693,179
US Treasury Obligations 24.6%
US Treasury Bonds:
4.5%, 2/15/2036 (a)	550,000	521,426
4.625%, 2/15/2017 (a)	1,250,000	1,255,761
4.75%, 2/15/2037 (a)	1,915,000	1,888,519
5.375%, 2/15/2031 (a)	1,670,000	1,787,683
6.0%, 2/15/2026 (a)	810,000	917,325
6.25%, 8/15/2023 (a)	700,000	804,180
7.25%, 8/15/2022 (a)	590,000	737,500
7.625%, 11/15/2022 (a)	90,000	116,395
7.875%, 2/15/2021 (a)	300,000	389,203
8.0%, 11/15/2021 (a)	565,000	745,182
8.75%, 5/15/2020 (a)	300,000	411,586
8.75%, 8/15/2020 (a)	450,000	618,820
US Treasury Notes:
3.5%, 8/15/2009 (a)	1,500,000	1,487,579
3.5%, 11/15/2009 (a)	1,750,000	1,733,046
3.625%, 7/15/2009 (a)	500,000	497,149
3.875%, 9/15/2010 (a)	1,500,000	1,494,141
4.125%, 5/15/2015 (a)	540,000	528,609
4.25%, 1/15/2011 (a)	2,700,000	2,716,664
4.25%, 9/30/2012	400,000	400,375
4.25%, 8/15/2015 (a)	1,000,000	985,469
4.5%, 2/15/2009 (a)	1,900,000	1,912,914
4.5%, 11/15/2010 (a)	1,000,000	1,013,672
4.5%, 4/30/2012 (a)	250,000	253,067
4.5%, 11/15/2015 (a)	1,580,000	1,582,098
4.5%, 2/15/2016 (a)	1,660,000	1,660,259
4.5%, 5/15/2017 (a)	3,750,000	3,728,906
4.625%, 12/31/2011 (a)	1,500,000	1,526,250
4.625%, 2/29/2012 (a)	500,000	508,867
4.75%, 2/15/2010 (a)	9,500,000	9,661,795
4.875%, 5/31/2009 (a)	1,000,000	1,014,688
4.875%, 6/30/2009 (a)	4,500,000	4,567,500
4.875%, 6/30/2012 (a)	1,500,000	1,541,954
4.875%, 8/15/2016 (a)	675,000	690,821

		49,699,403

Total Government & Agency Obligations (Cost $71,851,250)		72,846,610
Mortgage Backed Securities Pass-Throughs 38.0%
Federal Home Loan Mortgage Corp.:
4.0%, 1/1/2020	746,898	704,156
4.317% *, 3/1/2035	128,826	127,036
4.374% *, 12/1/2033	99,357	97,940
4.5%, with various maturities from 1/1/2020 until 9/1/2035 (a)	2,681,803	2,563,428
4.537% *, 3/1/2035	43,600	43,171
4.646% *, 7/1/2035	236,039	233,824
4.688% *, 4/1/2035	127,928	126,978
4.845% *, 9/1/2035	322,437	320,287
4.866% *, 11/1/2035	123,795	122,962
4.897% *, 12/1/2034	114,661	111,633
5.0%, with various maturities from 12/1/2017 until 9/1/2035	6,002,820	5,769,710

5.12% *, 6/1/2035	183,129	181,980
5.225% *, 9/1/2035	73,121	73,295
5.24% *, 12/1/2035	390,828	391,159
5.301% *, 4/1/2037	293,024	293,878
5.435% *, 11/1/2035	162,153	162,880
5.5%, with various maturities from 11/1/2013 until 3/1/2036 (b)	8,614,264	8,468,216
5.518% *, 1/1/2037	94,368	94,007
5.543% *, 5/1/2037	97,106	97,401
5.657% *, 4/1/2036	88,757	89,015
5.694% *, 4/1/2037	197,937	196,197
5.71% *, 5/1/2037	99,442	99,536
5.736% *, 4/1/2036	240,653	242,909
5.792% *, 4/1/2037	99,479	100,170
5.906% *, 2/1/2037	187,882	188,740
5.937% *, 12/1/2036	88,477	88,941
6.0%, with various maturities from 9/1/2021 until 11/1/2036 (b)	5,715,254	5,735,793
6.455% *, 8/1/2036	76,602	77,784
6.5%, with various maturities from 12/1/2014 until 8/1/2036	1,569,937	1,600,054
7.0%, with various maturities from 12/1/2024 until 12/1/2026	56,348	59,126
7.5%, with various maturities from 5/1/2024 until 7/1/2027	18,119	19,327
Federal National Mortgage Association:
4.0%, 12/1/2020	497,625	468,370
4.366% *, 3/1/2035	294,643	291,765
4.388% *, 4/1/2034	83,707	82,779
4.477% *, 3/1/2035	211,112	209,494
4.5%, with various maturities from 2/1/2020 until 7/1/2035	2,625,296	2,503,083
4.638% *, 4/1/2035	262,475	260,968
4.747% *, 11/1/2034	97,040	96,774
4.782% *, 1/1/2035	138,988	138,630
4.856% *, 8/1/2036	87,977	87,418
4.935% *, 6/1/2035	258,534	258,307
4.956% *, 10/1/2034	133,554	133,593
4.968% *, 8/1/2035	181,662	177,097
4.969% *, 6/1/2035	111,653	111,650
5.0%, with various maturities from 11/1/2020 until 4/1/2036	10,541,061	10,170,546
5.081% *, 7/1/2035	99,463	99,012
5.164% *, 1/1/2036	238,794	239,360
5.309% *, 1/1/2037	86,650	87,209
5.472% *, 1/1/2037	181,877	182,807
5.474% *, 1/1/2036	252,521	253,398
5.5%, with various maturities from 8/1/2019 until 10/1/2036 (b)	12,528,412	12,321,917
5.61% *, 1/1/2037	94,137	94,988
5.771% *, 1/1/2037	88,409	89,344
5.785% *, 3/1/2037	99,979	101,009
5.864% *, 11/1/2036	186,960	189,399
5.932% *, 9/1/2036	171,889	173,605
6.0%, with various maturities from 10/1/2009 until 10/1/2037 (b)	7,944,828	7,976,555
6.5%, with various maturities from 1/1/2018 until 12/1/2036 (b)	2,657,281	2,711,120
7.0%, with various maturities from 6/1/2012 until 12/1/2033 (b)	990,485	1,026,383
7.5%, with various maturities from 1/1/2024 until 4/1/2028	33,305	35,451
8.0%, with various maturities from 12/1/2021 until 11/1/2031	57,068	60,411
8.5%, with various maturities from 12/1/2025 until 8/1/2031	24,708	26,716
Government National Mortgage Association:
5.0%, with various maturities from 9/1/2033 until 10/20/2035 (a) (b)	1,368,882	1,317,741
5.5%, with various maturities from 9/15/2033 until 3/15/2036	2,599,135	2,563,797

6.0%, with various maturities from 2/15/2029 until 7/20/2037	1,801,678	1,813,379
6.5%, with various maturities from 11/15/2023 until 2/1/2035 (b)	1,534,810	1,569,033
7.5%, with various maturities from 8/15/2029 until 6/15/2032	61,354	64,507
8.0%, with various maturities from 7/15/2022 until 3/15/2032	118,862	127,171
8.5%, 11/15/2029	22,831	24,881
9.0%, 1/15/2023	27,951	31,078

Total Mortgage Backed Securities Pass-Throughs (Cost $77,122,605)		76,652,278
Commercial and Non-Agency Mortgage-Backed Securities 5.1%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2004-1, 4.76%, 11/10/2039	200,000	192,986
"A3", Series 2003-2, 4.873%, 3/11/2041	300,000	296,383
"A4", Series 2007-1, 5.451%, 1/15/2049	100,000	98,719
Bear Stearns Commercial Mortgage Securities, Inc.:
"A2", Series 1999-WF2, 7.08%, 7/15/2031	393,784	403,579
"A1", Series 2000-WF2, 7.11%, 10/15/2032	73,718	74,491
"A2", Series 2000-WF1, 7.78%, 2/15/2032	150,000	157,503
Capco America Securitization Corp., "A1B", Series 1998-D7, 6.26%, 10/15/2030	93,040	93,713
Citigroup Commercial Mortgage Trust, "A4", Series 2004-C1, 5.356% *, 4/15/2040	100,000	100,019
Commercial Mortgage Pass-Through Certificate, "A2", Series 2004-LB4A, 4.049%, 10/15/2037	200,000	196,560
Credit Suisse Mortgage Capital Certificates, "A4", Series 2006-C1, 5.555% *, 2/15/2039	380,000	381,170
CS First Boston Mortgage Securities Corp.:
"A2", Series 2003-CPN1, 4.597%, 3/15/2035	215,000	208,414
"A4", Series 2001-CP4, 6.18%, 12/15/2035	435,000	450,108
"A3", Series 2001-CF2, 6.238%, 2/15/2034	135,561	135,380
DLJ Commercial Mortgage Corp., "A1B", Series 1998-CG1, 6.41%, 6/10/2031	63,277	63,420
First Union National Bank Commercial Mortgage, "A2", Series 2001-C4, 6.223%, 12/12/2033	150,000	155,751
GE Capital Commercial Mortgage Corp., "A4", Series 2003-C2, 5.145%, 7/10/2037	337,000	334,008
GMAC Commercial Mortgage Securities, Inc., "A4", Series 2003-C3, 5.023%, 4/10/2040	200,000	196,438
Greenwich Capital Commercial Funding Corp.:
"A7", Series 2004-GG1, 5.317% *, 6/10/2036	200,000	198,621
"A4", Series 2007-GG9, 5.444%, 3/10/2039	200,000	197,640
GS Mortgage Securities Corp. II:
"A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	95,437
"A6", Series 2004-GG2, 5.396% *, 8/10/2038	100,000	99,537
"A4", Series 2006-GG8, 5.56%, 11/10/2039	500,000	500,374
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2004-C1, 4.302%, 1/15/2038	300,000	292,105
"A2", Series 2002-CIB5, 5.161%, 10/12/2037	200,000	199,294
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	200,000	197,062
"A4", Series 2007-CB18, 5.44%, 6/12/2047	100,000	97,609
"A4", Series 2006-CB15, 5.814% *, 6/12/2043	250,000	254,824
"A4", Series 2006-LDP7, 5.875% *, 4/15/2045	100,000	102,823
LB-UBS Commercial Mortgage Trust:
"A4", Series 2003-C3, 4.166%, 5/15/2032	250,000	236,366
"A3", Series 2006-C7, 5.347%, 11/15/2038	500,000	492,655
"A4", Series 2007-C1, 5.424%, 2/15/2040	100,000	98,662
"A4", Series 2002-C1, 6.462%, 3/15/2031	200,000	210,085
"A2", Series 2001-C2, 6.653%, 11/15/2027	525,000	551,911
Merrill Lynch Mortgage Trust:
"A2", Series 2004-BPC1, 4.071%, 10/12/2041	145,000	142,500
"A4", Series 2005-MCP1, 4.747% *, 6/12/2043	200,000	190,657
"A6", Series 2005-CKI1, 5.244% *, 11/12/2037	100,000	99,026

Merrill Lynch/Countrywide Commercial Mortgage Trust:
	"A4", Series 2006-1, 5.428% *, 2/12/2039	200,000	199,929
	"A4", Series 2007-6, 5.485%, 3/12/2051	200,000	197,745
Morgan Stanley Capital I:
	"A4", Series 2005-HQ5, 5.168%, 1/14/2042	250,000	243,994
	"A4", Series 2006-HQ9, 5.731%, 7/12/2044	500,000	506,505
	"A2", Series 1999-LIFE, 7.11%, 4/15/2033	93,869	96,652
Morgan Stanley Dean Witter Capital I, "A2", Series 2002-TOP7, 5.98%, 1/15/2039		185,000	190,691
Wachovia Bank Commercial Mortgage Trust:
	"A3", Series 2003-C9, 4.608%, 12/15/2035	100,000	98,632
	"A4", Series 2004-C15, 4.803%, 10/15/2041	200,000	192,133
	"A5", Series 2007-C30, 5.342%, 12/15/2043	500,000	489,583
	"A4", Series 2006-C23, 5.418% *, 1/15/2045	200,000	198,403

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $10,206,874)			10,210,097
	Municipal Bonds and Notes 0.2%
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033		275,000	258,112
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027		25,000	25,874

Total Municipal Bonds and Notes (Cost $286,776)			283,986
		Shares	Value ($)

	Securities Lending Collateral 30.5%
Daily Assets Fund Institutional, 5.38% (c) (d) (Cost $61,555,299)		61,555,299	61,555,299
	Cash Equivalents 3.0%
Cash Management QP Trust, 5.14% (c) (Cost $6,028,426)		6,028,426	6,028,426
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $267,507,363)		132.8	267,721,974
Other Assets and Liabilities, Net		(32.8)	(66,073,086)

Net Assets		100.0	201,648,888

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2007.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $60,413,544 which is 30.0% of net assets.
(b)	Mortgage dollar rolls included
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS US Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS US Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007